Finance Receivables	12 Months Ended
Mar. 31, 2016
Finance Receivables

6. Finance receivables:

Finance receivables consist of the following:

	Yen in millions
	March 31,
	2015	2016
Retail	12,015,844	11,156,798
Finance leases	1,158,361	1,144,312
Wholesale and other dealer loans	3,124,079	2,994,171

	16,298,284	15,295,281
Deferred origination costs	179,905	169,467
Unearned income	(837,124)	(754,836)
Allowance for credit losses
Retail	(109,316)	(98,853)
Finance leases	(29,303)	(24,600)
Wholesale and other dealer loans	(30,053)	(30,828)

Total allowance for credit losses	(168,672)	(154,281)

Total finance receivables, net	15,472,393	14,555,631
Less - Current portion	(6,269,862)	(5,912,684)

Noncurrent finance receivables, net	9,202,531	8,642,947

Finance receivables were geographically distributed as follows: in North America 59.3%, in Asia 12.8%, in Europe 9.5%, in Japan 7.9% and in Other 10.5% as of March 31, 2015, and in North America 59.1%, in Asia 11.9%, in Europe 10.3%, in Japan 8.3% and in Other 10.4% as of March 31, 2016.

The contractual maturities of retail receivables, the future minimum lease payments on finance leases and the contractual maturities of wholesale and other dealer loans at March 31, 2016 are summarized as follows:

	Yen in millions
Years ending March 31,	Retail	Finance leases	Wholesale and other dealer loans
2017	3,708,910	297,674	2,204,683
2018	2,745,820	225,249	259,953
2019	2,154,888	175,003	180,465
2020	1,418,530	79,702	118,401
2021	727,919	27,731	100,245
Thereafter	400,731	4,729	130,424

	11,156,798	810,088	2,994,171

Finance leases consist of the following:

	Yen in millions
	March 31,
	2015	2016
Minimum lease payments	835,491	810,088
Estimated unguaranteed residual values	322,870	334,224

	1,158,361	1,144,312
Deferred origination costs	4,791	5,135
Less - Unearned income	(98,915)	(95,213)
Less - Allowance for credit losses	(29,303)	(24,600)

Finance leases, net	1,034,934	1,029,634

Toyota is exposed to credit risk on Toyota’s finance receivables. Credit risk is the risk of loss arising from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota estimates allowance for credit losses by variety of credit-risk evaluation process to cover probable and estimable losses above.

The table below shows the amount of the finance receivables segregated into aging categories based on the number of days outstanding as of March 31, 2015 and 2016:

	Yen in millions
	March 31, 2015
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	11,821,070	1,147,488	1,540,395	854,791	728,689
30-59 days past due	129,649	4,179	2	70	—
60-89 days past due	29,552	1,985	—	—	—
90 days or greater past due	35,573	4,709	—	26	106

Total	12,015,844	1,158,361	1,540,397	854,887	728,795

	Yen in millions
	March 31, 2016
	Retail	Finance leases	Wholesale	Real estate	Working capital
Current	10,966,689	1,135,474	1,482,697	817,896	692,784
30-59 days past due	128,603	2,896	1	—	—
60-89 days past due	29,995	1,465	—	—	—
90 days or greater past due	31,511	4,477	3	480	310

Total	11,156,798	1,144,312	1,482,701	818,376	693,094

The tables below show the recorded investment for each credit quality of the finance receivable within the wholesale and other dealer loan receivables portfolio segment in the United States and other regions as of March 31, 2015 and 2016:

United States

The wholesale and other dealer loan receivables portfolio segment is primarily segregated into credit qualities below based on internal risk assessments by dealers.

Performing: Account not classified as either Credit Watch, At Risk or Default

Credit Watch: Account designated for elevated attention

At Risk:	Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default:	Account is not currently meeting contractual obligations or we have temporarily waived certain contractual requirements

	Yen in millions
	March 31, 2015
	Wholesale	Real estate	Working capital	Total
Performing	960,542	454,451	197,369	1,612,362
Credit Watch	136,537	101,221	21,197	258,955
At Risk	7,230	4,476	3,806	15,512
Default	4,340	482	273	5,095

Total	1,108,649	560,630	222,645	1,891,924

	Yen in millions
	March 31, 2016
	Wholesale	Real estate	Working capital	Total
Performing	912,643	430,673	189,969	1,533,285
Credit Watch	117,346	85,963	25,753	229,062
At Risk	12,683	12,311	1,937	26,931
Default	976	1,085	151	2,212

Total	1,043,648	530,032	217,810	1,791,490

Other regions

Credit qualities of the wholesale and other dealer loan receivables portfolio segment in other regions are also monitored based on internal risk assessments by dealers on a consistent basis as in the United States. These accounts classified as “Credit Watch” or “At Risk” were not significant in other regions, and consequently the tables below summarize information for two categories, “Performing” and “Default”.

	Yen in millions
	March 31, 2015
	Wholesale	Real estate	Working capital	Total
Performing	428,889	292,007	505,675	1,226,571
Default	2,859	2,250	475	5,584

Total	431,748	294,257	506,150	1,232,155

	Yen in millions
	March 31, 2016
	Wholesale	Real estate	Working capital	Total
Performing	436,839	284,512	474,731	1,196,082
Default	2,214	3,832	553	6,599

Total	439,053	288,344	475,284	1,202,681

The tables below summarize information about impaired finance receivables:

	Yen in millions
	Recorded investment		Unpaid principal balance		Individually evaluated allowance
	March 31,		March 31,		March 31,
	2015	2016	2015	2016	2015	2016
Impaired account balances individually evaluated for impairment with an allowance:
Wholesale	11,810	13,374	11,810	13,374	2,387	1,303
Real estate	8,136	13,891	8,136	13,891	2,054	1,934
Working capital	4,881	4,851	4,881	4,851	4,376	3,916

Total	24,827	32,116	24,827	32,116	8,817	7,153

Impaired account balances individually evaluated for impairment without an allowance:
Wholesale	13,644	21,056	13,644	21,056
Real estate	10,935	11,098	10,935	11,098
Working capital	312	388	312	388

Total	24,891	32,542	24,891	32,542

Impaired account balances aggregated and evaluated for impairment:
Retail	32,907	27,854	32,541	27,149
Finance leases	118	85	104	75

Total	33,025	27,939	32,645	27,224

Total impaired account balances:
Retail	32,907	27,854	32,541	27,149
Finance leases	118	85	104	75
Wholesale	25,454	34,430	25,454	34,430
Real estate	19,071	24,989	19,071	24,989
Working capital	5,193	5,239	5,193	5,239

Total	82,743	92,597	82,363	91,882

	Yen in millions
	Average impaired finance receivables		Interest income recognized
	For the years ended March 31,		For the years ended March 31,
	2015	2016	2015	2016
Total impaired account balances:
Retail	33,722	31,368	2,389	2,155
Finance leases	155	96	4	2
Wholesale	13,977	29,315	110	481
Real estate	14,634	23,441	439	721
Working capital	3,813	5,486	110	240

Total	66,301	89,706	3,052	3,599

The amount of finance receivables modified as a troubled debt restructuring for the year ended March 31, 2016 was not significant for all classes of finance receivables. Finance receivables modified as troubled debt restructurings for the year ended March 31, 2016 and for which there was a payment default were not significant for all classes of such receivables.